ACCUMULATED LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
ACCUMULATED LOSSES [Abstract]
Balance	$ (28,191)	$ (21,076)
Net loss for the year attributable to members of Paringa Resources Limited	(13,097)	(7,115)	$ (5,955)
Adjustment to accumulated losses for expired options	212	0
Balance	$ (41,076)	$ (28,191)	$ (21,076)